As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedules of Investments.

Coldstream Dividend Growth Fund
Schedule of Investments
at December 31, 2011(Unaudited)

Shares	COMMON STOCKS - 90.20%	Value
	Aerospace Product and Parts Manufacturing - 6.89%
11,000	Boeing Co.	$806,850
21,000	Honeywell International, Inc.	1,141,350
10,600	United Technologies Corp.	774,754
		2,722,954
	Beverage Manufacturing - 4.95%
14,310	Coca-Cola Co.	1,001,271
14,395	PepsiCo, Inc.	955,108
		1,956,379
	Computer and Peripheral Equipment Manufacturing - 2.73%
5,865	International Business Machines Corp.	1,078,456
	Drugs and Druggists' Sundries Merchant Wholesalers - 3.81%
19,000	Cardinal Health, Inc.	771,590
11,000	Procter & Gamble Co.	733,810
		1,505,400
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.13%
46,985	General Electric Co.	841,501
	Health and Personal Care Stores - 1.88%
22,500	Walgreen Co.	743,850
	Insurance Carriers - 1.92%
17,515	Aflac, Inc.	757,699
	Limited-Service Eating Places - 3.02%
11,875	McDonald's Corp.	1,191,419
	Medical Equipment and Supplies Manufacturing - 8.15%
9,000	3M Co.	735,570
14,800	Baxter International, Inc.	732,304
10,000	Becton, Dickinson & Co.	747,200
26,300	Medtronic, Inc.	1,005,975
		3,221,049
	Nondepository Credit Intermediation - 1.91%
16,000	American Express Co.	754,720
	Office Supplies, Stationery, and Gift Stores - 1.93%
55,000	Staples, Inc.	763,950
	Oil and Gas Extraction - 2.07%
27,900	Marathon Oil Corp.	816,633
	Other Electrical Equipment and Component Manufacturing - 1.95%
16,500	Emerson Electric Co.	768,735
	Other Financial Investment Activities - 1.88%
53,000	The Blackstone Group LP	742,530
	Other Food Manufacturing - 1.91%
15,000	McCormick & Co., Inc.	756,300
	Other General Merchandise Stores - 3.88%
15,000	Target Corp.	768,300
12,765	Wal-Mart Stores, Inc.	762,836
		1,531,136
	Other General Purpose Machinery Manufacturing - 1.97%
11,500	Stanley Black & Decker, Inc.	777,400
	Petroleum and Coal Products Manufacturing - 9.54%
9,265	Chevron Corp.	985,796
17,735	ConocoPhillips	1,292,349
9,500	Exxon Mobil Corp.	805,220
20,550	Marathon Petroleum Corp.	684,110
		3,767,475
	Pharmaceutical and Medicine Manufacturing - 5.32%
23,380	Abbott Laboratories	1,314,657
12,000	Johnson & Johnson	786,960
		2,101,617

	Rail Transportation - 5.65%
54,060	CSX Corp.	1,138,504
15,035	Norfolk Southern Corp.	1,095,450
		2,233,954
	Securities and Commodity Contracts Intermediation and Brokerage - 1.92%
4,250	BlackRock, Inc.	757,520
	Semiconductor and Other Electronic Component Manufacturing - 4.99%
44,900	Intel Corp.	1,088,825
27,560	Xilinx, Inc.	883,574
		1,972,399
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.93%
12,525	Colgate Palmolive Co.	1,157,185
	Software Publishers - 2.95%
44,905	Microsoft Corp.	1,165,734
	Tobacco Manufacturing - 3.92%
26,165	Altria Group, Inc.	775,792
9,870	Philip Morris International, Inc.	774,598
		1,550,390

	TOTAL COMMON STOCKS (Cost $33,282,132)	35,636,385

Shares	SHORT-TERM INVESTMENTS - 8.05%	Value
3,178,493	Fidelity Institutional Money Market Portfolio - Class I, 0.19% (a)	3,178,493
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,178,493)	3,178,493

	Total Investments in Securities (Cost $36,460,625) - 98.25%	38,814,878
	Other Assets in Excess of Liabilities - 1.75%	691,265
	NET ASSETS - 100.00%	$39,506,143

(a) Rate shown is the 7-day yield as of December 31, 2011.

Note 1 – Securities Valuation

The Coldstream Dividend Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,191,419	$-	$-	$1,191,419
Finance and Insurance	3,012,469	-	-	3,012,469
Information	1,165,734	-	-	1,165,734
Manufacturing	22,671,840	-	-	22,671,840
Mining	816,633	-	-	816,633
Retail Trade	3,038,936	-	-	3,038,936
Transportation and Warehousing	2,233,954	-	-	2,233,954
Wholesale Trade	1,505,400	-	-	1,505,400
Total Common Stocks	35,636,385	-	-	35,636,385
Short-Term Investments	3,178,493	-	-	3,178,493
Total Investments in Securities	$38,814,878	$-	$-	$38,814,878

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2011, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended December 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$36,460,625

Gross unrealized appreciation	$2,935,827
Gross unrealized depreciation	(581,574)
Net unrealized appreciation	$2,354,253

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual  or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 2/9/2012

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date 2/9/2012

* Print the name and title of each signing officer under his or her signature.